Condensed Financial Information of Deswell Industries, Inc. (Narrative) (Details) In Thousands, unless otherwise specified					12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2013 Jetcrown Industrial [Member] USD ($)	Mar. 31, 2012 Jetcrown Industrial [Member] USD ($)	Mar. 31, 2011 Jetcrown Industrial [Member] USD ($)
Condensed financial information of Deswell Industries, Inc. [Abstract]
Net assets of subsidiaries restricted from transfer to the parent company	$ 76,601	479,000	$ 75,787	479,000
Related Party Transaction [Line Items]
Amount of related party transaction					$ 120	$ 120	$ 120